UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2007

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     November 14, 2007

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 42
Form 13F Information Table Total Value: $ 528,372 (thousands)


List of Other Included Managers:

	NONE







Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $15,690   1,811,811    SH    SOLE  N/A   1,370,667  N/A    441,144
American International Group Common     026874107   $18,983     280,600    SH    SOLE  N/A     217,100  N/A     63,500
Amtech Systems Inc           Common     032332504   $   968      75,500    SH    SOLE  N/A      12,600  N/A     62,900
Biopure Corp                 Common     09065H303   $    13      25,283    SH    SOLE  N/A      20,375  N/A      4,908
Cia Saneamento Basico        ADR        20441A102   $12,370     250,400    SH    SOLE  N/A     120,000  N/A    130,400
Collagenex Pharmaceuticals   Common     19419B100   $11,797   1,313,650    SH    SOLE  N/A   1,039,800  N/A    273,850
Compugen Ltd                 Common     M25722105   $ 2,070     831,200    SH    SOLE  N/A     215,900  N/A    615,300
Cooper Tire & Rubber         Common     216831107   $23,034     944,000    SH    SOLE  N/A     721,200  N/A    222,800
Durect Corporation           Common     266605104   $35,792   6,531,400    SH    SOLE  N/A   4,876,100  N/A  1,655,300
Exact Sciences Corp          Common     30063P105   $   205      60,425    SH    SOLE  N/A      53,025  N/A      7,400
General Cable Corp           Common     369300108   $18,928     282,000    SH    SOLE  N/A     227,100  N/A     54,900
General Electric Co          Common     369604103   $20,036     483,970    SH    SOLE  N/A     373,100  N/A    110,870
Gerber Scientific Inc        Common     373730100   $18,926   1,744,300    SH    SOLE  N/A   1,321,000  N/A    423,300
Helix Energy Solutions Grp   Common     42330P107   $21,474     505,750    SH    SOLE  N/A     385,400  N/A    120,350
Heska Corp                   Common     42805E108   $16,850   7,800,700    SH    SOLE  N/A   5,119,700  N/A  2,681,000
Home Depot Inc               Common     437076102   $ 5,158     159,000    SH    SOLE  N/A     150,000  N/A      9,000
Horsehead Hlds               Common     440694305   $ 2,242     125,000    SH    SOLE  N/A      76,400  N/A     48,600
Inovio Biomedical Corp       Common     45773H102   $ 1,624   1,203,250    SH    SOLE  N/A   1,032,550  N/A    170,700
James River Coal Co          Common     470355207   $ 2,635     425,000    SH    SOLE  N/A     400,000  N/A     25,000
Jmg Exploration Inc          Common     46621A117   $   -        31,000    SH    SOLE  N/A       6,000  N/A     25,000
Journal Register Co          Common     481138105   $ 4,662   1,942,300    SH    SOLE  N/A   1,151,700  N/A    790,600
LCC International-Class A    Common     501810105   $ 8,536   2,453,000    SH    SOLE  N/A   1,889,000  N/A    564,000
Libbey Inc                   Common     529898108   $34,704   1,980,850    SH    SOLE  N/A   1,293,000  N/A    687,850
Masco Corp                   Common     574599106   $ 9,475     408,950    SH    SOLE  N/A     315,400  N/A     93,550
Matrix Service Co            Common     576853105   $13,467     642,800    SH    SOLE  N/A     550,500  N/A     92,300
Monogram Biosciences Inc     Common     60975U108   $ 1,660   1,161,108    SH    SOLE  N/A     903,400  N/A    257,708
Navios Maritime Holdings Inc Common     Y62196103   $12,488     950,400    SH    SOLE  N/A     808,000  N/A    142,400
North American Scientific    Common     65715D100   $    24      53,407    SH    SOLE  N/A      42,083  N/A     11,324
Petroleo Brasileiro          ADR        71654V101   $28,565     441,500    SH    SOLE  N/A     368,100  N/A     73,400
Pfizer Inc                   Common     717081103   $ 7,114     291,200    SH    SOLE  N/A     247,200  N/A     44,000
Prb Energy Inc               Common     693535106   $   905     696,485    SH    SOLE  N/A     426,286  N/A    270,199
Providence Service Corp      Common     743815102   $18,231     620,950    SH    SOLE  N/A     469,800  N/A    151,150
Quixote Corp                 Common     749056107   $ 6,070     306,556    SH    SOLE  N/A     293,756  N/A     12,800
Safeguard Scientifics Inc    Common     786449108   $10,649   4,650,000    SH    SOLE  N/A   4,144,000  N/A    506,000
Stealthgas Inc               Common     Y81669106   $22,153   1,285,700    SH    SOLE  N/A   1,034,000  N/A    251,700
Telekomunik Indonesia        ADR        715684106   $26,163     535,900    SH    SOLE  N/A     421,200  N/A    114,700
Tier Technologies Inc-Clb    Common     88650Q100   $ 4,336     425,100    SH    SOLE  N/A     425,000  N/A        100
Unum Group                   Common     91529Y106   $ 8,917     364,400    SH    SOLE  N/A     304,000  N/A     60,400
Uranium Resources Inc        Common     916901507   $66,723   7,105,720    SH    SOLE  N/A   4,539,000  N/A  2,566,720
Wal-Mart Stores Inc          Common     931142103   $   218       5,000    SH    SOLE  N/A         -    N/A      5,000
Willsbros Group Inc          Common     969199108   $14,242     418,875    SH    SOLE  N/A     336,900  N/A     81,975
World Heart Corp             Common     980905301   $   276     108,351    SH    SOLE  N/A     108,251  N/A        100